Vanguard Treasury Money Market Fund
Supplement to the Prospectus and Summary Prospectus Dated December 20, 2024
As approved by the Fund’s Board of Trustees, Vanguard Treasury Money Market Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Treasury Money Market Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 11A 022025

Vanguard S&P 500 Value ETF
Vanguard S&P 500 Growth ETF
Vanguard S&P Mid-Cap 400 ETF
Vanguard S&P Mid-Cap 400 Value ETF
Vanguard S&P Mid-Cap 400 Growth ETF
Vanguard S&P Small-Cap 600 ETF
Vanguard S&P Small-Cap 600 Value ETF
Vanguard S&P Small-Cap 600 Growth ETF
Supplement to the Prospectus and Summary Prospectuses Dated December 20, 2024
As approved by the Funds’ Board of Trustees, Vanguard S&P 500 Value ETF, Vanguard S&P 500 Growth ETF, Vanguard S&P Mid-Cap 400 ETF, Vanguard S&P Mid-Cap 400 Value ETF, Vanguard S&P Mid-Cap 400 Growth ETF, Vanguard S&P Small-Cap 600 ETF, Vanguard S&P Small-Cap 600 Value ETF, and Vanguard S&P Small-Cap 600 Growth ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Value ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Growth ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Growth ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.07%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.10%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 3340A 022025

Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated December 20, 2024
As approved by the Funds’ Board of Trustees, Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Value Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Growth Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1840A 022025

Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated December 20, 2024
As approved by the Funds’ Board of Trustees, Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Growth Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1842A 022025

Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated December 20, 2024
As approved by the Funds’ Board of Trustees, Vanguard S&P Small-Cap 600 Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1845A 022025